Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Intangible Assets

Intangible assets
DKK million	2018	2017

Patents and licences	3,858	2,095
Software	1,287	1,230

Total intangible assets	5,145	3,325

The allocation of the book value of the patents and licences to operating segments is as follows:

DKK million	2018	2017

Diabetes and obesity	1,375	743
Biopharmaceuticals	2,483	1,352

Total patents and licences	3,858	2,095

Amortisation and Impairment Losses

Amortisation and impairment losses
DKK million	2018	2017

Cost of goods sold	208	193
Sales and distribution costs	15	15
Research and development costs	769	211
Administrative costs	2	3
Other operating income, net	6	5

Total amortisation and impairment losses	1,000	427

Deprecation and Impairment Losses

Depreciation and impairment losses
DKK million	2018	2017

Cost of goods sold	2,312	2,091
Sales and distribution costs	69	76
Research and development costs	468	525
Administrative costs	70	57
Other operating income, net	6	6

Total depreciation and impairment losses	2,925	2,755

Property, Plant and Equipment

Property, plant and equipment
DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Total

2018
Cost at the beginning of the year	22,032	23,799	4,469	14,361	64,661
Additions during the year[1]	222	365	175	8,775	9,537
Disposals during the year	(267)	(1,422)	(178)	—	(1,867)
Transfer from assets under construction	3,448	2,667	295	(6,410)	—
Effect of exchange rate adjustment	(34)	3	18	120	107

Cost at the end of the year	25,401	25,412	4,779	16,846	72,438

Depreciation and impairment losses at the beginning of the year	8,934	17,808	2,672	—	29,414
Depreciation for the year	1,047	1,377	385	—	2,809
Impairment losses for the year	49	63	4	—	116
Depreciation and impairment losses reversed on disposals during the year	(235)	(1,346)	(163)	—	(1,744)
Effect of exchange rate adjustment	(25)	(31)	8	—	(48)

Depreciation and impairment losses at the end of the year	9,770	17,871	2,906	—	30,547

Carrying amount at the end of the year	15,631	7,541	1,873	16,846	41,891

2017
Cost at the beginning of the year	20,190	23,165	4,130	10,539	58,024
Additions during the year	895	502	263	7,028	8,688
Disposals during the year	(133)	(367)	(186)	—	(686)
Transfer from assets under construction	1,516	964	401	(2,881)	—
Effect of exchange rate adjustment	(436)	(465)	(139)	(325)	(1,365)

Cost at the end of the year	22,032	23,799	4,469	14,361	64,661

Depreciation and impairment losses at the beginning of the year	8,182	17,079	2,584	—	27,845
Depreciation for the year	964	1,340	334	—	2,638
Impairment losses for the year	54	47	16	—	117
Depreciation and impairment losses reversed on disposals during the year	(100)	(343)	(178)	—	(621)
Effect of exchange rate adjustment	(166)	(315)	(84)	—	(565)

Depreciation and impairment losses at the end of the year	8,934	17,808	2,672	—	29,414

Carrying amount at the end of the year	13,098	5,991	1,797	14,361	35,247

1.	Invoices and accruals related to additions for property, plant and equipment that have not yet been paid amount to DKK 1,893 million (DKK 1,992 million in 2017).

Inventories

Inventories
DKK million	2018	2017

Raw materials	2,464	2,420
Work in progress	11,753	10,992
Finished goods	4,078	4,180

Total inventories (gross)	18,295	17,592
Write-downs at year-end	(1,959)	(2,219)

Total inventories (net)	16,336	15,373

Indirect production costs included in work in progress and finished goods	8,533	7,768
Share of total inventories (net)	52%	51%

Movements in inventory write-downs
Write-downs at the beginning of the year	2,219	1,358
Write-downs during the year	509	1,556
Utilisation of write-downs	(409)	(438)
Reversal of write-downs	(360)	(257)

Write-downs at the end of the year	1,959	2,219

Trade Receivables

Trade receivables
DKK million 2018	Gross carrying amount	Loss allowance	Net carrying amount

Not yet due	22,359	(692)	21,667
1-90 days	1,055	(111)	944
91-180 days	235	(79)	156
181-270 days	60	(41)	19
271-360 days	76	(76)	—
More than 360 days past due	371	(371)	—

Trade receivables	24,156	(1,370)	22,786

DKK million 2017	Gross carrying amount	Loss allowance	Net carrying amount

Not yet due	19,592	(558)	19,034
1-90 days	1,065	(155)	910
91-180 days	298	(113)	185
181-270 days	111	(75)	36
271-360 days	95	(95)	—
More than 360 days past due	298	(298)	—

Trade receivables	21,459	(1,294)	20,165

Movements in allowance for doubtful trade receivables		2018	2017

Carrying amount at the beginning of the year		1,294	1,223
Reversal of allowance on realised losses		(25)	(27)
Net movement recognised in income statement		164	196
Effect of exchange rate adjustment		(63)	(98)

Allowance at the end of the year		1,370	1,294

Retirement Benefit Obligations and Fair Value of Plan Assets
The net obligation recognised in the balance sheet is reported as non-current liabilities.

Retirement benefit obligations
DKK million	US	Germany	Switzerland	Japan	Other	2018 total		2017 total

At the beginning of the year	448	926	283	393	428	2,478		2,611
Current service costs	17	30	22	28	42	139		141
Past service costs and settlements	(67)	—	(2)	(13)	(8)	(90)		(45)
Interest costs	14	17	2	2	8	43		40
Remeasurement (gains)/losses[1]	(32)	(34)	(7)	(10)	7	(76)		(79)
Plan participant contributions etc.	—	—	8	—	5	13		12
Benefits paid to employees	(17)	(7)	(26)	(29)	(9)	(88)		(66)
Effect of exchange rate adjustment	23	3	12	28	3	69		(136)

At the end of the year	386	935	292	399	476	2,488	[2]	2,478

Fair value of plan assets
At the beginning of the year	—	525	197	316	104	1,142	1,160
Interest income	—	10	2	1	4	17	12
Settlements	—	—	—	—	—	—	(43)
Remeasurement gains/(losses)[1]	—	13	(1)	(6)	5	11	24
Employer contributions	17	16	19	25	24	101	96
Plan participant contributions etc	—	—	7	—	8	15	14
Benefits paid to employees	(17)	(7)	(26)	(29)	(9)	(88)	(66)
Effect of exchange rate adjustment	—	2	8	23	1	34	(55)

At the end of the year	—	559	206	330	137	1,232	1,142

Net retirement benefit obligations at the end of the year	386	376	86	69	339	1,256	1,336

1.	Net remeasurement is a gain of DKK 87 million (gain of DKK 103 million in 2017), primarily related to changes in financial assumptions, and is included in other comprehensive income.

2.
The present value of partly funded retirement benefit obligations amounts to DKK 1,841 million (DKK 1,778 million in 2017). The present value of unfunded retirement benefit obligations amounts to DKK 647 million (DKK 700 million in 2017).

Key assumptions used for valuation

Discount rate	4.3%	2.0%	1.0%	0.8%	2.4%	2.1%	1.8%
Future remuneration	N/A	2.3%	1.8%	3.0%	2.9%	2.5%	2.3%

Sensitivity Analysis
The sensitivity analysis below has been determined based on reasonably likely changes in the assumptions occurring at the end of the period.

DKK million	1%-point increase	1%-point decrease

2018
Discount rate (decrease)/increase	(369)	458
Future remuneration growth (decrease)/increase	99	(89)

2017
Discount rate (decrease)/increase	(375)	463
Future remuneration growth (decrease)/increase	105	(95)

Provisions
Provisions for sales rebates

DKK million	2018	2017	2016

At the beginning of the year	20,216	19,971	16,508
Additional provisions, including increases to existing provisions	82,315	63,772	56,954
Amount paid during the year	(78,539)	(61,017)	(53,217)
Adjustments, including unused amounts reversed during the year	386	(117)	(822)
Effect of exchange rate adjustment	1,016	(2,393)	548

At the end of the year	25,394	20,216	19,971

Provisions
DKK million	Provisions for sales rebates	Provisions for legal disputes	Provisions for product returns	Other provisions[1]	2018 total	2017 total

At the beginning of the year	20,216	1,781	847	1,213	24,057	23,831
Additional provisions, including increases to existing provisions	82,315	73	439	510	83,337	65,213
Amount used during the year	(78,539)	(8)	(388)	(308)	(79,243)	(61,976)
Adjustments, including unused amounts reversed during the year	386	(24)	(38)	(10)	314	(406)
Effect of exchange rate adjustment	1,016	38	9	25	1,088	(2,605)

At the end of the year	25,394	1,860	869	1,430	29,553	24,057

Non-current liabilities[2]	—	1,860	320	1,212	3,392	3,302
Current liabilities	25,394	—	549	218	26,161	20,755

1.
Other provisions consist of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance etc. Assets offsetting obligations related to company-owned life insurance are presented as part of Other financial assets.

2.	For non-current liabilities, provisions for product returns will be utilised in 2020 and 2021. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Other Liabilities

Other liabilities
DKK million	2018	2017

Employee costs payable	6,582	5,617
Sales rebates payable	1,660	1,528
Healthcare fees payable	473	990
VAT and duties payable	433	1,182
Payables regarding clinical trials	458	402
Payables regarding promotion activities	404	325
Rent and leases payable	321	300
Legal and consultancy costs payable	208	164
Trade payable to associated company	150	223
Payables related to non-current assets	2,020	2,104
Other payables	1,389	1,611

Total other liabilities	14,098	14,446